CONSOLIDATED STATEMENT OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repositioning charge	$ 1,375	$ 706	$ 507
Reverse stock split conversion ratio	0.10
Noncontrolling interest from discontinued operations			$ (48)